Stock-Based Compensation - Summary of Stock Award Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Performance share units (PSUs)
Stock Award Activity
Beginning balance (in shares)	5,060,951
Granted (in shares)	0	2,133,512	1,564,083
Vested (in shares)	(474,399)
Forfeited (in shares)	(1,229,586)
Ending balance (in shares)	3,356,966	5,060,951
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 19.41
Granted (in dollars per share)	0	$ 11.10	$ 28.93
Vested (in dollars per share)	24.07
Forfeited (in dollars per share)	20.16
Ending balance (in dollars per share)	$ 18.40	$ 19.41
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 1,052
Weighted average future recognition period (in years)	3 months 7 days
Restricted Stock Units (RSUs)
Stock Award Activity
Beginning balance (in shares)	130,009
Granted (in shares)	2,375,141	131,676	68,142
Vested (in shares)	(136,161)
Forfeited (in shares)	(2,606)
Ending balance (in shares)	2,366,383	130,009
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 14.07
Granted (in dollars per share)	9.04	$ 14.10	$ 30.23
Vested (in dollars per share)	13.64
Forfeited (in dollars per share)	9.08
Ending balance (in dollars per share)	$ 9.05	$ 14.07
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 17,827
Weighted average future recognition period (in years)	1 year 11 months 4 days